1933 Act Registration No. 333-34844 1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]
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Post-Effective Amendment No. 25	[X]
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and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
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Amendment No. 27	[X]
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BNY MELLON FUNDS TRUST (Exact Name of Registrant as Specified in its Charter) c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922-6000

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

And

Donald W. Smith, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective:

           -----           Immediately upon filing pursuant to Rule 485(b)

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           --X--         On July 21, 2009 pursuant to Rule 485(b)

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           -----           60 days after filing pursuant to Rule 485(a)(1)

           -----           On (Date) pursuant to Rule 485(a)(1)

           -----           75 days after filing pursuant to Rule 485(a)(2)

           -----           On (Date) pursuant to Rule 485(a)(2)

           -----           If appropriate, check the following box:

                            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           ----

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Registrant is filing this Post-Effective No. 25 solely to file Registrant’s Amended and Restated Rule 18f-3 Plan dated March 5, 2002, as amended July 20, 2009.

The information required pursuant to Part A and Part B of Form N-1A is incorporated herein by reference to Part A and Part B of Post-Effective Amendment Nos. 23 and 24 to the Registration Statement on Form N-1A, SEC File No. 333-34844, filed on December 24, 2008 and April 28, 2009, respectively.

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REGISTRANT PART C OTHER INFORMATION

Item 23. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit (a) of Pre-effective Amendment No. 1 to registration statement, SEC File No. 333-34844, filed on July 7, 2000, as further amended by a Certificate of Amendment to the Amended and Restated
Declaration of Trust dated December 17, 2002 and incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 10 to the Registration
Statement, SEC File No. 333-34844, filed on December 23, 2004 (the
“Registration Statement”).

(a)(2) Articles of Amendment to the Agreement and Declaration of Trust are
incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20
to the Registration Statement, SEC File No. 333-34844, filed on March 27, 2008.

(b)	By-Laws dated June 5, 2000, as amended and restated January 2006, are incorporated herein by reference to Exhibit 77Q1 of Registrant's Form N-SAR,
SEC File No. 333-34844, filed on April 26, 2006.

(c)	Instruments defining the rights of holders of Registrant’s securities are incorporated herein by reference to Articles III, IV, V, VI, VIII and IX of the
Registrant’s Amended and Restated Agreement and Declaration of Trust and
Articles 9 and 11 of the Registrant’s By-Laws.

(d)	Investment Advisory Agreement dated June 14, 2000, amended as of March 11,
2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit
(d) of Post-Effective Amendment No. 22 to the Registration Statement, SEC File
No. 333-34844, filed on October 10, 2008.

(e)	Distribution Agreement dated June 14, 2000, amended as of March 11, 2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit (e) of
Post-Effective Amendment No. 22 to the Registration Statement, SEC File No.
333-34844, filed on October 10, 2008.

(f)	Not Applicable.

(g)	Form of Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company and Mellon Bank, N.A. is
incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment
No. 3 to the Registration Statement, SEC File No. 333-34844, filed on December
20, 2001.

(h)	(1)	Amended and Restated Transfer Agent Agreement dated June 1, 2007, is incorporated herein by reference to exhibit (h)(1) of Post-Effective
Amendment No. 23 to Registration Statement, SEC File No. 333-34844,
filed on December 24, 2008.

(2)	Amended and Restated Administration Agreement dated June 14, 2000, amended as of July 1, 2008, as revised September 9, 2008, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22
to Registration Statement, SEC File No. 333-34844, filed on October 10,
2008.

(3)	Amended and Restated Fee Waiver Agreement dated May 22, 2002 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective
Amendment No. 5 to the Registration Statement, SEC File No. 333-34844,
filed on May 21, 2002.

(4)	Shareholder Services Plan dated May 9, 2001, revised as of March 11,
2008, as revised September 9, 2008, is incorporated herein by reference to
Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration
Statement, SEC File No. 333-34844, filed on October 10, 2008.

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(i)	(1)	Opinion and consent of Registrant's Counsel pertaining to each Fund,
		except BNY Mellon International Appreciation Fund, BNY Mellon
		Intermediate U.S. Government Securities Fund and BNY Mellon
		New York Intermediate Tax-Exempt Bond Fund, is incorporated herein by
		reference to Exhibit (i)(1) of Post-Effective Amendment No. 23 to the
		Registration Statement, SEC File No. 333-34844, filed on December
		24, 2008.

	(2)	Opinion and consent of Registrant’s Counsel pertaining to BNY Mellon
		International Appreciation Fund, BNY Mellon Intermediate U.S.
		Government Securities Fund and BNY Mellon New York Intermediate
		Tax-Exempt Bond Fund, is incorporated herein by reference to Exhibit
		(i)(1) of Post-Effective Amendment No. 24 to the Registration Statement,
		SEC File No. 333-34844, filed on April 28, 2009.

(j)	Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Exhibit (j) of Post-Effective Amendment Nos. 23 and 24 to the
Registration Statement, SEC File No. 333-34844, filed on December 24, 2008 and April 28, 2009, respectively.
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(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution Plan dated as of March 5, 2002, effective as of May 15, 2002, revised
December 16, 2002, is incorporated herein by reference to Exhibit (m) of Post-

Effective Amendment No. 7 to the Registration Statement, SEC File No. 333-
34844, filed on December 12, 2002.

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(n)	Amended and Restated Rule 18f-3 Plan, dated March 5, 2002, as amended July 20, 2009. Filed herewith.
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(o)	Not Applicable.

(p)	Code of Ethics adopted by Registrant and Registrant’s investment adviser and distributor dated November 2007 is incorporated herein by reference to Exhibit
(p) of Post-Effective Amendment No. 23 to the Registration Statement, SEC File
No. 333-34844, filed on December 24, 2008.

Other Exhibits

(1)	Certificate of Assistant Secretary is incorporated herein by reference to Other
Exhibits 1 of Post-Effective Amendment No. 11 to the Registration Statement,
SEC File No. 333-34844, filed on October 27, 2005.

(2)	Power of Attorney of Christopher E. Sheldon and James Windels is incorporated by reference to Other Exhibits 2 of Post-Effective Amendment No. 14 to the
Registration Statement, SEC File No. 333-34844, filed on December 22, 2006.

(3)	Power of Attorney of John R. Alchin and Kim D. Kelly is incorporated by reference to Other Exhibits 3 of Post-Effective Amendment No. 22 to the
Registration Statement, SEC File No. 333-34844, filed on October 10, 2008.

Item 24.	Persons Controlled by or Under Common Control with Registrant

Not Applicable.
Item 25.	Indemnification

a) The Registrant shall indemnify each of its Trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered

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Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Registrant in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Registrant if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, provided that (i) such Covered Person shall provide security for his or her undertaking, (ii) the Registrant shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in 1940 Act) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant and that such indemnification would not protect such Covered Person against any liability to the Registrant to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or

C-4

other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Registrant, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Registrant to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Registrant and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Registrant in connection with the registered securities of the Registrant, the Registrant will not make such indemnification unless (i) the Registrant has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Registrant shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the 1940 Act, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii) one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Registrant shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 26.   Business and Other Connections of Investment Adviser:

BNY Mellon Fund Advisers, a division of The Dreyfus Corporation ("Dreyfus"), is investment adviser to the Registrant. Dreyfus and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corperation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

C-5

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07

Diane P. Durnin	None
Vice Chair and Director

Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer

	BNY Mellon, National Association +	Senior Vice President	7/08 – Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present

	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England

	Pareto Investment Management Limited	Director	4/08 - Present
London, England

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 – 12/07

	Newton Management Limited	Board Member	12/06 – Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 – Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 – Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 – Present

	Alcentra US, Inc. ++	Director	1/08 – Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present

	Pareto New York LLC++	Manager	11/07 – Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 – Present

	Palomar Management	Director	12/97 – Present
London, England

	Palomar Management Holdings Limited	Director	12/97 – Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 – Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 – Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 – Present
	EACM Advisors LLC	Manager	6/04 – Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 – Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 – Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 – Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 – Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 – Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 – Present
	Walter Scott & Partners Limited	Director	10/06 – Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 – Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 – Present

	Buck Consultants, Inc.++	Director	7/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 – Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 – Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 – Present
	222 Berkley Street	Administrator	11/07 – Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present

	Ivy Asset Management Corp.	Director	12/07 – Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 – Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 – Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 – Present

	The Boston Company Asset Management NY,	Manager	10/07 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 – Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 – Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 – Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 – Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 – Present
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Bradley J. Skapyak	MBSC Securities Corporation++	Executive Vice President	6/07 – Present
Chief Operating Officer
and Director
	Dreyfus Service Corporation++	Executive Vice President	2/07 – 6/07
		Senior Vice President	10/97 – 2/07

	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

	Dreyfus Service	Treasurer	7/05 – Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 – Present

	Trilem, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Bank Community Development	Vice President – Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 – Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 – Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 – Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

	Founders Asset Management LLC****	Assistant Secretary	3/09 – Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Funds, Inc.
13.	The Dreyfus Fund Incorporated
14.	Dreyfus Government Cash Management Funds
15.	Dreyfus Growth and Income Fund, Inc.
16.	Dreyfus Index Funds, Inc.
17.	Dreyfus Institutional Cash Advantage Funds
18.	Dreyfus Institutional Money Market Fund
19.	Dreyfus Institutional Preferred Money Market Funds
20.	Dreyfus Institutional Reserves Funds
21.	Dreyfus Intermediate Municipal Bond Fund, Inc.
22.	Dreyfus International Funds, Inc.
23.	Dreyfus Investment Funds
24.	Dreyfus Investment Grade Funds, Inc.
25.	Dreyfus Investment Portfolios
26.	The Dreyfus/Laurel Funds, Inc.
27.	The Dreyfus/Laurel Funds Trust
28.	The Dreyfus/Laurel Tax-Free Municipal Funds
29.	Dreyfus LifeTime Portfolios, Inc.
30.	Dreyfus Liquid Assets, Inc.
31.	Dreyfus Manager Funds I
32.	Dreyfus Manager Funds II
33.	Dreyfus Massachusetts Municipal Money Market Fund
34.	Dreyfus Midcap Index Fund, Inc.
35.	Dreyfus Money Market Instruments, Inc.
36.	Dreyfus Municipal Bond Opportunity Fund
37.	Dreyfus Municipal Cash Management Plus
38.	Dreyfus Municipal Funds, Inc.
39.	Dreyfus Municipal Money Market Fund, Inc.
40.	Dreyfus New Jersey Municipal Bond Fund, Inc.
41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
42.	Dreyfus New York AMT-Free Municipal Bond Fund
43.	Dreyfus New York AMT-Free Municipal Money Market Fund
44.	Dreyfus New York Municipal Cash Management
45.	Dreyfus New York Tax Exempt Bond Fund, Inc.

46.	Dreyfus Opportunity Funds
47.	Dreyfus Pennsylvania Municipal Money Market Fund
48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
49.	Dreyfus Premier Equity Funds, Inc.
50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Bond Fund, Inc.
74.	General New York Municipal Money Market Fund
75.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	None
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None
*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 20th day of July, 2009.

BNY MELLON FUNDS TRUST

BY:	/s/ Christopher E. Sheldon *

Christopher E. Sheldon,
President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Christopher E. Sheldon*	President (Principal Executive Officer)	July 20, 2009

Christopher E. Sheldon

/s/James Windels*	Treasurer (Principal Financial and	July 20, 2009
Accounting Officer)
James Windels

/s/John R. Alchin*	Trustee	July 20, 2009

John R. Alchin

/s/Ronald R. Davenport *	Trustee	July 20, 2009

Ronald R. Davenport

/s/ John L. Diederich *	Trustee	July 20, 2009

John L. Diederich

/s/ Kim D. Kelly *	Trustee	July 20, 2009

Kim D. Kelly

/s/Patrick J. O’Connor*	Trustee	July 20, 2009

Patrick J. O’Connor

/s/Kevin C. Phelan*	Trustee	July 20, 2009

Kevin C. Phelan

/s/Patrick J. Purcell*	Trustee	July 20, 2009

Patrick J. Purcell

/s/Thomas F. Ryan, Jr.*	Trustee	July 20, 2009

Thomas F. Ryan, Jr.

/s/Maureen M. Young *		Trustee	July 20, 2009

Maureen M. Young

*By:	/s/ Joseph M. Chioffi

Joseph M. Chioffi
Attorney-in-Fact

EXHIBIT INDEX

Item 23

(n)	Amended and Restated Rule 18f-3 Plan.